Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Changes in reorganization costs by segment
Changes in the reorganization liability balances for each reportable segment and Corporate are as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2010	$4.1	$5.7	$9.5	$1.5	$0.4	$–	$21.2
Severance costs, net	3.8	0.3	3.2	0.7	10.8	1.2	20.0
Office closure costs, net	3.8	3.7	–	–	8.6	–	16.1
Costs paid or utilized	(4.3)	(4.1)	(7.7)	(1.5)	(5.4)	(0.1)	(23.1)
Balance, December 31, 2010	7.4	5.6	5.0	0.7	14.4	1.1	34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	–	12.3
Office closure costs, net	0.3	0.4	7.7	–	2.4	–	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	–	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	$4.0	$4.2	$11.8	$1.2	$8.2	$–	$29.4

(1)
Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $5.7, leaving a $3.3 liability as of December 31, 2011.

(2)
2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.

Fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Assets
Available-for-sale securities	$0.4	$0.4	$–	$–	$0.4	$0.4	$–	$–
Foreign currency forward contracts	–	–	–	–	0.1	–	0.1	–
Deferred compensation plan assets	45.2	45.2	–	–	40.3	40.3	–	–
	$45.6	$45.6	$–	$–	$40.8	$40.7	$0.1	$–
Liabilities
Foreign currency forward contracts	$0.3	$–	$0.3	$–	$–	$–	$–	$–
	$0.3	$–	$0.3	$–	$–	$–	$–	$–

Fair value of assets measured on a non-recurring basis
We also measured certain non-financial assets on a non-recurring basis, including Goodwill and tradenames, for which we recognized impairment charges in 2010 and were summarized as follows:

	Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31, 2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total Losses
Goodwill	$954.1	$–	$–	$954.1	$(311.6)
Tradenames	55.3	–	–	55.3	(117.2)
					$(428.8)

Goodwill and intangible assets
We have Goodwill, amortizable Intangible assets and Intangible assets that do not require amortization, as follows:

	2011			2010
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill	$984.7	$–	$984.7	$954.1	$–	$954.1
Intangible Assets:
Amortizable:
Technology	$19.6	$19.6	$–	$19.6	$19.6	$–
Franchise Agreements	18.0	14.3	3.7	18.0	12.5	5.5
Customer Relationships	328.0	130.1	197.9	309.4	94.3	215.1
Other	13.5	12.1	1.4	14.0	11.7	2.3
	379.1	176.1	203.0	361.0	138.1	222.9
Non-Amortizable:
Tradenames(1)	54.0	–	54.0	55.3	–	55.3
Reacquired Franchise Rights	97.9	–	97.9	98.0	–	98.0
	151.9	–	151.9	153.3	–	153.3
Total Intangible Assets	$531.0	$176.1	$354.9	$514.3	$138.1	$376.2

(1)   Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.

Property and equipment
PROPERTY AND EQUIPMENT

A summary of Property and equipment as of December 31 is as follows:

	2011	2010
Land	$7.3	$7.1
Buildings	21.5	19.5
Furniture, fixtures, and autos	194.9	197.0
Computer equipment	164.4	168.0
Leasehold improvements	297.5	297.2
Property and equipment	$685.6	$688.8